Document and Entity Information	Apr. 04, 2023
Cover [Abstract]
Entity Registrant Name	PILGRIMS PRIDE CORP
Entity Information, Former Legal or Registered Name	on Which RegisteredCommon Stock,Par Value $0.01 PPC The Nasdaq Stock Market LLC
Entity Address, State or Province	CO
Amendment Flag	false
Entity Central Index Key	0000802481
Document Type	8-K
Document Period End Date	Apr. 04, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-09273
Entity Tax Identification Number	75-1285071
Entity Address, Address Line One	1770 Promontory Circle
Entity Address, City or Town	Greeley
Entity Address, Postal Zip Code	80634-9038
City Area Code	(970)
Local Phone Number	506-7883
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	PPC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false